Note 17 - Components of Expenses	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of expenses [text block]
17.	Components of Expenses

	2023	2022	2021
	$	$	$
General and Administration Expenses
Depreciation expense	5	37	40
Stock based compensation	866	949	614
Facilities and operations	582	384	304
Public company expenses	4,603	5,424	4,677
Salaries and benefits	943	963	890
	6,999	7,757	6,525

	2023	2022	2021
	$	$	$
Research and Development Expenses
Chemistry, manufacturing, and controls	906	6,841	2,356
Regulatory	196	502	801
Discovery and pre-clinical	1,274	3,441	2,896
Clinical	3,554	2,322	1,225
Salaries and benefits	2,266	2,759	1,413
Licensing, patent, legal fees and royalties	1,295	733	1,620
Stock based compensation	505	467	391
CPRIT grant claimed in eligible expenses (Note 13)	-	(1,753)	-
Australian R&D refund claimed in eligible expenses (Note 7)	(748)	(700)	-
Other research and development expenses	56	104	168
	9,304	14,716	10,870